REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS [Abstract]
Actual capital amounts and ratios

The Bank’s actual capital amounts and ratios as of March 31, 2014 (unaudited), December 31, 2013 and 2012 are presented in the following table.

					Minimum
					To Be "Well-
			Minimum		Capitalized"
			For Capital		Under Prompt
	Actual		Adequacy Purposes		Corrective Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of March 31, 2014: (unaudited)
Total Core Capital (to Risk-Weighted Assets)	$48,582	13.8%	$28,100	8.0%	$35,125	10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$44,011	12.5%	$14,050	4.0%	$21,075	6.0%
Tier 1 Capital (to Assets)	$44,011	8.7%	$20,165	4.0%	$25,207	5.0%
As of December 31, 2013:
Total Core Capital (to Risk-Weighted Assets)	$47,862	14.1%	$27,106	8.0%	$33,883	10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$43,454	12.8%	$13,553	4.0%	$20,330	6.0%
Tier 1 Capital (to Assets)	$43,454	8.7%	$19,928	4.0%	$24,910	5.0%
As of December 31, 2012:
Total Core Capital (to Risk-Weighted Assets)	$45,763	14.2%	$25,808	8.0%	$32,259	10.0%
Tier 1 Capital (to Risk-Weighted Assets)	$41,574	12.9%	$12,904	4.0%	$19,356	6.0%
Tier 1 Capital (to Assets)	$41,574	8.8%	$18,831	4.0%	$23,539	5.0%